Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011
Property and Equipment [Abstract]
Property and Equipment
9.	Property and Equipment

Property and equipment consists of the following (in thousands):

	June 24, 2012		December 25, 2011
	Historical Cost	Net Book Value	Historical Cost	Net Book Value
Vessels and vessel improvements	$152,439	$64,295	$150,658	$67,379
Containers	37,362	22,188	37,831	23,114
Chassis	12,556	4,866	12,713	5,429
Cranes	27,722	14,132	27,641	15,144
Machinery and equipment	31,866	10,993	31,015	11,661
Facilities and land improvements	28,030	21,348	27,257	21,293
Software	25,175	1,379	25,169	1,268
Construction in progress	20,881	20,881	21,857	21,857

Total	$336,031	$160,082	$334,141	$167,145

7.	Property and Equipment

Property and equipment consist of the following (in thousands):

	December 25, 2011		December 26, 2010
	Historical Cost	Net Book Value	Historical Cost	Net Book Value
Vessels and vessel improvements	$150,658	$67,379	$147,032	$74,057
Containers	37,831	23,114	37,212	24,089
Chassis	12,713	5,429	12,449	5,938
Cranes	27,641	15,144	26,744	16,253
Machinery & equipment	31,015	11,661	28,962	11,206
Facilities & land improvement	27,257	21,293	26,355	21,176
Software	25,169	1,268	23,837	1,605
Construction in progress	21,857	21,857	25,673	25,673

Total	$334,141	$167,145	$328,264	$179,997

The majority of depreciation expense is related to vessels. Depreciation expense related to vessels was $10.4 million, $11.1 million and $10.8 million for the years ended December 25, 2011, December 26, 2010 and December 20, 2009, respectively. Depreciation expense related to capitalized software was $1.7 million, $1.7 million and $2.1 million for the years ended December 25, 2011, December 26, 2010 and December 20, 2009, respectively. Depreciation expense related to assets recorded under capital lease was $0.6 million and $0.1 million during the years ended December 25, 2011 and December 26, 2010, respectively. During the years ended December 26, 2010 and December 20, 2009, the Company capitalized interest totaling $0.6 million and $0.4 million, respectively.